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As filed with the Securities and Exchange Commission on August 23, 2007                           OMB APPROVAL

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Registration No. 333-144564                                                                OMB Number:      3235-0336
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                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                               FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   / X /

PRE-EFFECTIVE AMENDMENT NO.  3                                           / X /

POST-EFFECTIVE AMENDMENT NO. __                                         /    /

                             OPPENHEIMER CAPITAL APPRECIATION FUND
                       (Exact Name of Registrant as Specified in Charter)

                     6803 South Tucson Way, Centennial, Colorado 80112-3924
                          (Address of Principal Executive Offices)

                                         303-768-3200
                          (Registrant's Area Code and Telephone Number)

                                     Robert G. Zack, Esq.
                        Executive Vice President & General Counsel
                                      OppenheimerFunds, Inc.
                                    Two World Financial Center
                                        225 Liberty Street
                                      New York, New York 10148
                                          (212) 323-0250
                             (Name and Address of Agent for Service)

    As soon as practicable after the Registration Statement becomes effective.
                  (Approximate Date of Proposed Public Offering)

     Title of Securities  Being  Registered:  Class A, Class B, Class C, Class N
and Class Y shares of Oppenheimer Capital Appreciation Fund.

     No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940, as amended.

The Registrant  hereby amends this  Registration  Statement on such date as may be necessary to delay its effective date until the  Registrant  shall file a further amendment which  specifically  states that this  Registration  Statement shall  thereafter  become  effective  in  accordance  with  Section  8(a) of the
Securities  Act of  1933  or  until  the  Registration  Statement  shall  become effective on such date as the Commission,  acting pursuant to said Section 8(a), may determine.

This Pre-Effective  Amendment is being filed solely to revise Part B of the
Registration  Statement to incorporate by reference the  semi-annual  reports of
Capital  Appreciation  Fund and Emerging  Technologies  Fund, dated February 28,
2007 and April 30, 2007, respectively.

Parts A and C are  incorporated  herein by reference from the  Registration
Statement filed on August 9, 2007.

                                        STATEMENT OF ADDITIONAL INFORMATION
                                         TO PROSPECTUS AND PROXY STATEMENT
                                                        OF
                                       OPPENHEIMER CAPITAL APPRECIATION FUND

                                                      PART B

                                           Acquisition of the Assets of
                                      OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                         By and in exchange for Shares of
                                       OPPENHEIMER CAPITAL APPRECIATION FUND

     This  Statement of  Additional  Information  to this  Prospectus  and Proxy
Statement  (the  "SAI")  relates   specifically  to  the  proposed  delivery  of
substantially  all of the  assets  of  Oppenheimer  Emerging  Technologies  Fund
("Emerging  Technologies Fund") for Class A, Class B, Class C, Class N and Class
Y shares of Oppenheimer Capital Appreciation Fund ("Capital  Appreciation Fund")
(the "Reorganization").

     This SAI consists of this Cover Page and the following  documents which are incorporated  into  this  SAI by  reference:  (i) the  Statement  of  Additional
Information  of  Emerging   Technologies   Fund  dated  February  28,  2007,  as
supplemented  May 21, 2007 ; (ii) the  Statement of  Additional  Information  of
Capital  Appreciation Fund dated October 26, 2006, as supplemented  November 24,
2006 and December 15, 2006,  which  includes  audited  financial  statements  of
Capital  Appreciation  Fund for the 12-month period ended August 31, 2006; (iii)
the semi-annual  report of Capital  Appreciation  Fund, which includes unaudited financial  statements for the 6-month  period ended February 28, 2007;  (iv) the annual report of Emerging  Technologies  Fund which includes  audited  financial statements of Emerging  Technologies  Fund for the 12-month period ended October
31, 2006; and (v) the semi-annual  report of Emerging  Technologies  Fund, which includes unaudited  financial  statements for the 6-month period ended April 30,
2007.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the combined  Prospectus and Proxy  Statement  dated August 30, 2007 relating to the Reorganization. You can request a copy of the Prospectus and Proxy Statement by calling  1.800.647.1963 or by writing  OppenheimerFunds  Services at P.O. Box
5270, Denver, Colorado 80217. The date of this SAI is August 30, 2007.

                               PRO FORMA FINANCIAL STATEMENTS

     Pro  forma   financial   statements   demonstrating   the   effect  of  the
Reorganization  on Capital  Appreciation  Fund are not necessary because the net asset value of Emerging Technologies Fund does not exceed ten percent of the net asset value of Capital Appreciation Fund as of June 30, 2007.

                                     SIGNATURES

As required by the  Securities Act of 1933, as amended,  this  registration statement has been signed on behalf of the  registrant,  in the City of New York and State of New York, on the 23rd day of August, 2007.

                                        Oppenheimer Capital Appreciation Fund

                                         By:  /s/ John V. Murphy*
                                           ---------------------------------------------
                                          John V. Murphy, President,
                                      Principal Executive Officer & Trustee

Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                     Title                           Date

/s/ Brian F. Wruble*           Chairman of the

Brian F. Wruble                Board of Trustees                August 23, 2007

/s/ John V. Murphy*            President, Principal

John V. Murphy                 Executive Officer and Trustee     August 23, 2007

/s/ Brian W. Wixted*           Treasurer, Principal             August 23, 2007

Brian W. Wixted                Financial & Accounting Officer

/s/ David K. Downes*           Trustee                         August 23, 2007

David K. Downes

/s/ Matthew P. Fink*           Trustee                         August 23, 2007

Matthew P.Fink

/s/ Robert G. Galli*           Trustee                         August 23, 2007

Robert G. Galli

/s/ Phillip A. Griffiths*      Trustee                         August 23, 2007

Phillip A. Griffiths

/s/ Mary F. Miller*            Trustee                         August 23, 2007

Mary F. Miller

/s/ Joel W. Motley*            Trustee                         August 23, 2007

Joel W. Motley

/s/ Russell S. Reynolds, Jr.*   Trustee                        August 23, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*           Trustee                        August 23, 2007

Joseph M. Wikler

/s/ Peter I. Wold*              Trustee                       August 23, 2007

Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact